Note 11 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	€ 856	€ 955
Deposits from credit institutions at fair value	46	0
Customer deposits at fair value	953	717
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	4,455	3,977
Other financial liabilities at fair value	9,481	8,605
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 14,935	€ 13,299